UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           | |; Amendment Number: ____

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Conus Partners, Inc.

Address: 49 West 38th Street
         11th Floor
         New York, New York 10018


13F File Number: 28-12281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Zacks
Title:  Managing Director
Phone:  212-332-7291


Signature, Place and Date of Signing:


/s/ Andrew Zacks              New York, New York            February 13, 2008
---------------------      -----------------------       -----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    95

Form 13F Information Table Value Total:   $1,072,916
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number                         Name


                                                     FORM 13F INFORMATION TABLE
                                                         Conus Partners, Inc.
                                                           December 31, 2007


COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6      COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR   SH/  PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)  PRN AMT   PRN  CALL  DISCRETION      MGRS  SOLE  SHARED    NONE
--------------               --------------    -----       --------  -------   ---  ----  ----------      ----  ----  ------    ----
ACE LTD                            ORD         G0070K103     6,178     100,000 SH   PUT   SHARED-DEFINED  NONE  0       100,000  0
ACTIONS SEMICONDUCTOR CO LTD       ADR         00507E107       117      28,709 SH         SHARED-DEFINED  NONE  0        28,709  0
ADOLOR CORP                        COM         00724X102     1,115     242,432 SH         SHARED-DEFINED  NONE  0       242,432  0
ALEXZA PHARMACEUTICALS INC         COM         015384100     1,555     192,163 SH         SHARED-DEFINED  NONE  0       192,163  0
AMERICAN BILTRITE INC              COM         024591109       132      26,475 SH         SHARED-DEFINED  NONE  0        26,475  0
AMERICAN EXPRESS CO                COM         025816109    18,727     360,000 SH   CALL  SHARED-DEFINED  NONE  0       360,000  0
AMGEN INC                          COM         031162100    36,098     777,300 SH   CALL  SHARED-DEFINED  NONE  0       777,300  0
ANTIGENICS INC DEL           NOTE 5.250% 2/0   037032AC3     1,180   2,000,000 PRN        SHARED-DEFINED  NONE  0     2,000,000  0
APOLLO GROUP INC                  CL A         037604105     7,015     100,000 SH   PUT   SHARED-DEFINED  NONE  0       100,000  0
ARCELORMITTAL SA LUXEMBOURG  NY REGISTRY SH    03938L104    43,525     562,700 SH   PUT   SHARED-DEFINED  NONE  0       562,700  0
ATS MED INC                        COM         002083103     1,893     856,340 SH         SHARED-DEFINED  NONE  0       856,340  0
AUTOMATIC DATA PROCESSING IN       COM         053015103     8,906     200,000 SH   PUT   SHARED-DEFINED  NONE  0       200,000  0
BANK OF AMERICA CORPORATION        COM         060505104    11,965     290,000 SH   PUT   SHARED-DEFINED  NONE  0       290,000  0
BARRIER THERAPEUTICS INC           COM         06850R108     1,137     288,626 SH         SHARED-DEFINED  NONE  0       288,626  0
BEST BUY INC                       COM         086516101    10,530     200,000 SH   PUT   SHARED-DEFINED  NONE  0       200,000  0
BOEING CO                          COM         097023105    12,428     142,100 SH   PUT   SHARED-DEFINED  NONE  0       142,100  0
BRISTOL MYERS SQUIBB CO            COM         110122108    13,260     500,000 SH   CALL  SHARED-DEFINED  NONE  0       500,000  0
BUNGE LIMITED                      COM         G16962105     4,878      41,900 SH   PUT   SHARED-DEFINED  NONE  0        41,900  0
CARMAX INC                         COM         143130102     1,975     100,000 SH   PUT   SHARED-DEFINED  NONE  0       100,000  0
CELL GENESYS INC                   COM         150921104        87      38,000 SH         SHARED-DEFINED  NONE  0        38,000  0
CHIQUITA BRANDS INTL INC           COM         170032809     4,414     240,000 SH   PUT   SHARED-DEFINED  NONE  0       240,000  0
CITIGROUP INC                      COM         172967101     2,944     100,000 SH   PUT   SHARED-DEFINED  NONE  0       100,000  0
CONGOLEUM CORP NEW                CL A         207195108       150     293,518 SH         SHARED-DEFINED  NONE  0       293,518  0
CURRENCYSHS BRIT POUND STER   BRIT POUND STE   23129S106    61,084     306,000 SH   PUT   SHARED-DEFINED  NONE  0       306,000  0
CV THERAPEUTICS INC                COM         126667104     2,320     256,307 SH         SHARED-DEFINED  NONE  0       256,307  0
DOW CHEM CO                        COM         260543103    33,046     838,300 SH   CALL  SHARED-DEFINED  NONE  0       838,300  0
DURECT CORP                        COM         266605104    10,926   1,699,166 SH         SHARED-DEFINED  NONE  0     1,699,166  0
EMCOR GROUP INC                    COM         29084Q100       709      30,000 SH   PUT   SHARED-DEFINED  NONE  0        30,000  0
ENDEAVOUR SILVER CORP              COM         29258Y103     1,985     500,000 SH         SHARED-DEFINED  NONE  0       500,000  0
EXXON MOBIL CORP                   COM         30231G102    17,801     190,000 SH   PUT   SHARED-DEFINED  NONE  0       190,000  0
FAVRILLE INC                       COM         312088404     1,840   1,179,609 SH         SHARED-DEFINED  NONE  0     1,179,609  0
4 KIDS ENTMT INC                   COM         350865101     3,732     283,814 SH         SHARED-DEFINED  NONE  0       283,814  0
GAMMON GOLD INC                    COM         36467T106     2,065     257,800 SH         SHARED-DEFINED  NONE  0       257,800  0
GANNETT INC                        COM         364730101     9,750     250,000 SH   CALL  SHARED-DEFINED  NONE  0       250,000  0
GARMIN LTD                         ORD         G37260109     4,850      50,000 SH   PUT   SHARED-DEFINED  NONE  0        50,000  0
GENERAL CABLE CORP DEL NEW         COM         369300108     4,763      65,000 SH   PUT   SHARED-DEFINED  NONE  0        65,000  0
GENERAL MTRS CORP                  COM         370442105     9,627     386,800 SH   PUT   SHARED-DEFINED  NONE  0       386,800  0
GENITOPE CORP                      COM         37229P507       185     250,000 SH         SHARED-DEFINED  NONE  0       250,000  0
GENVEC INC                         COM         37246C109       597     406,070 SH         SHARED-DEFINED  NONE  0       406,070  0
GILDAN ACTIVEWEAR INC              COM         375916103     7,948     193,100 SH   PUT   SHARED-DEFINED  NONE  0       193,100  0
GILEAD SCIENCES INC                COM         375558103    27,933     607,100 SH   CALL  SHARED-DEFINED  NONE  0       607,100  0
GLAXOSMITHKLINE PLC           SPONSORED ADR    37733W105    25,608     508,200 SH   CALL  SHARED-DEFINED  NONE  0       508,200  0
GOLDMAN SACHS GROUP INC            COM         38141G104    10,753      50,000 SH   PUT   SHARED-DEFINED  NONE  0        50,000  0
GOODYEAR TIRE & RUBR CO            COM         382550101     1,411      50,000 SH   PUT   SHARED-DEFINED  NONE  0        50,000  0
GRACO INC                          COM         384109104     1,498      40,200 SH   PUT   SHARED-DEFINED  NONE  0        40,200  0
HOLLYWOOD MEDIA CORP               COM         436233100     1,450     500,000 SH         SHARED-DEFINED  NONE  0       500,000  0
HOLOGIC INC                        COM         436440101     8,930     130,100 SH   PUT   SHARED-DEFINED  NONE  0       130,100  0
INOVIO BIOMEDICAL CORP             COM         45773H102     1,673   1,818,155 SH         SHARED-DEFINED  NONE  0     1,818,155  0
INTUITIVE SURGICAL INC           COM NEW       46120E602     3,230      10,000 SH   PUT   SHARED-DEFINED  NONE  0        10,000  0
ISHARES TR                   FTSE XNHUA IDX    464287184     8,523      50,000 SH   PUT   SHARED-DEFINED  NONE  0        50,000  0
ISHARES TR                   MSCI EMERG MKT    464287234    10,822      72,000 SH   PUT   SHARED-DEFINED  NONE  0        72,000  0
ISHARES TR                   7-10 YR TRS BD    464287440   208,963   2,401,600 SH   PUT   SHARED-DEFINED  NONE  0     2,401,600  0
ITT EDUCATIONAL SERVICES INC       COM         45068B109     3,411      40,000 SH   PUT   SHARED-DEFINED  NONE  0        40,000  0
JOHNSON & JOHNSON                  COM         478160104    34,684     520,000 SH   CALL  SHARED-DEFINED  NONE  0       520,000  0
JONES APPAREL GROUP INC            COM         480074103     5,046     315,600 SH   CALL  SHARED-DEFINED  NONE  0       315,600  0
JP MORGAN CHASE & CO               COM         46625H100    10,694     245,000 SH   PUT   SHARED-DEFINED  NONE  0       245,000  0
LABOPHARM INC                      COM         504905100     1,240   1,170,016 SH         SHARED-DEFINED  NONE  0     1,170,016  0
MANITOWOC INC                      COM         563571108     4,307      88,200 SH   PUT   SHARED-DEFINED  NONE  0        88,200  0
MASTERCARD INC                    CL A         57636Q104     4,304      20,000 SH   PUT   SHARED-DEFINED  NONE  0        20,000  0
MAXYGEN INC                        COM         577776107    19,278   2,400,715 SH         SHARED-DEFINED  NONE  0     2,400,715  0
MEADE INSTRUMENTS CORP             COM         583062104       237     191,517 SH         SHARED-DEFINED  NONE  0       191,517  0
MERGE TECHNOLOGIES INC             COM         589981109       102      86,100 SH         SHARED-DEFINED  NONE  0        86,100  0
MONOGRAM BIOSCIENCES INC           COM         60975U108     2,371   1,669,743 SH         SHARED-DEFINED  NONE  0     1,669,743  0
NORTH AMERN SCIENTIFIC INC         COM         65715D100        26      87,800 SH         SHARED-DEFINED  NONE  0        87,800  0
NUCO2 INC                          COM         629428103     3,117     125,200 SH         SHARED-DEFINED  NONE  0       125,200  0
OCCAM NETWORKS INC               COM NEW       67457P309     5,612   1,576,433 SH         SHARED-DEFINED  NONE  0     1,576,433  0
OPTIMAL GROUP INC               CL A NEW       68388R208     2,630     633,753 SH         SHARED-DEFINED  NONE  0       633,753  0
PANACOS PHARMACEUTICALS INC        COM         69811Q106        42      52,600 SH         SHARED-DEFINED  NONE  0        52,600  0
PARTICLE DRILLING TECHNOLOGI       COM         70212G101       439     169,975 SH         SHARED-DEFINED  NONE  0       169,975  0
PENN TREATY AMERN CORP           COM NEW       707874400       163      25,100 SH         SHARED-DEFINED  NONE  0        25,100  0
PERMA-FIX ENVIRONMENTAL SVCS       COM         714157104     1,214     491,519 SH         SHARED-DEFINED  NONE  0       491,519  0
PFIZER INC                         COM         717081103    28,026   1,853,000 SH   CALL  SHARED-DEFINED  NONE  0     1,853,000  0
PHOTOMEDEX INC                     COM         719358103       910     958,165 SH         SHARED-DEFINED  NONE  0       958,165  0
POTASH CORP SASK INC               COM         73755L107    14,540     101,000 SH   PUT   SHARED-DEFINED  NONE  0       101,000  0
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104    20,488     400,000 SH   PUT   SHARED-DEFINED  NONE  0       400,000  0
RESEARCH IN MOTION LTD             COM         760975102     2,835      25,000 SH   PUT   SHARED-DEFINED  NONE  0        25,000  0
RETAIL HOLDRS TR                DEP RCPT       76127U101    27,072     290,000 SH   PUT   SHARED-DEFINED  NONE  0       290,000  0
SANDERSON FARMS INC                COM         800013104     4,470     132,325 SH         SHARED-DEFINED  NONE  0       132,325  0
SANOFI AVENTIS                SPONSORED ADR    80105N105     7,503     164,800 SH   CALL  SHARED-DEFINED  NONE  0       164,800  0
SEARS HLDGS CORP                   COM         812350106    17,349     170,000 SH   PUT   SHARED-DEFINED  NONE  0       170,000  0
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605     2,314      80,000 SH   PUT   SHARED-DEFINED  NONE  0        80,000  0
STAAR SURGICAL CO             COM PAR $0.01    852312305     4,966   1,880,929 SH         SHARED-DEFINED  NONE  0     1,880,929  0
SYMYX TECHNOLOGIES                 COM         87155S108     6,982     909,055 SH         SHARED-DEFINED  NONE  0       909,055  0
TERRA INDS INC                     COM         880915103    12,255     256,600 SH   PUT   SHARED-DEFINED  NONE  0       256,600  0
THERAGENICS CORP                   COM         883375107     3,314     925,717 SH         SHARED-DEFINED  NONE  0       925,717  0
UNITED STATES OIL FUND LP         UNITS        91232N108    96,594   1,275,000 SH   PUT   SHARED-DEFINED  NONE  0     1,275,000  0
UNITED STATES STL CORP NEW         COM         912909108    12,091     100,000 SH   PUT   SHARED-DEFINED  NONE  0       100,000  0
USEC INC                           COM         90333E108     1,980     220,000 SH         SHARED-DEFINED  NONE  0       220,000  0
VULCAN MATLS CO                    COM         929160109     3,164      40,000 SH   PUT   SHARED-DEFINED  NONE  0        40,000  0
WACHOVIA CORP NEW                  COM         929903102     3,803     100,000 SH   PUT   SHARED-DEFINED  NONE  0       100,000  0
WELLPOINT INC                      COM         94973V107    19,301     220,000 SH   PUT   SHARED-DEFINED  NONE  0       220,000  0
WELLS FARGO & CO NEW               COM         949746101     3,925     130,000 SH   PUT   SHARED-DEFINED  NONE  0       130,000  0
XL CAP LTD                        CL A         G98255105     5,031     100,000 SH   PUT   SHARED-DEFINED  NONE  0       100,000  0
YOUNG BROADCASTING INC            CL A         987434107        26      24,406 SH         SHARED-DEFINED  NONE  0        24,406  0
ZALE CORP NEW                      COM         988858106       834      51,900 SH   PUT   SHARED-DEFINED  NONE  0        51,900  0


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